UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-4246
(Investment Company Act File Number)

C/Funds Group, Inc.
Exact Name of Registrant as Specified in Charter)

201 Center Road, Suite 2, Venice, Florida	34285
(Address of Principal Executive Offices)	(Zip)

C/Funds Group, Inc., 201 Center Road, Suite 2, Venice, Florida 34285
(Name and Address of Agent for Service)

941-488-6772
(Registrant's Telephone Number, Including Area Code)

December 31
(Date of Fiscal Year End)

March 31, 2005
(Date of Reporting Period)

Item 1. Schedule of Investments

The unaudited schedules of investments for the specified reporting period are filed herewith.

C/FUND SCHEDULE OF INVESTMENTS March 31, 2005 (Unaudited
	Shares or Par Value	Value
EQUITIES
Air Transportation, Scheduled (0.4%)		$14,240
Southwest Airlines	1,000	14,240

Aircraft & Parts (9.7%)		374,927
Boeing Co.	1,900	111,074
Honeywell International, Inc.	1,900	70,699
United Technologies Corp.	1,900	193,154

Beverages (3.0%)		114,716
Anheuser Busch	750	35,543
Coca-Cola Co.	1,900	79,173

Cigarettes (3.2%)		124,241
Altria Group, Inc.	1,900	124,241

Combination Utility Svcs. (1.0%)		39,690
WPS Resources Corp.	750	39,690

Commercial Banks (3.9%)		151,126
Citigroup, Inc.	1,900	85,386
J. P. Morgan Chase & Co.	1,900	65,740

Computer & Data Processing Svcs. (6.8%)		264,985
IBM Corp.	1,900	173,622
Microsoft Corp.	3,780	91,363

Computer & Office Equipment (1.1%)		41,686
Hewlett Packard Co.	1,900	41,686

Construction & Related Machinery (4.5%)		173,736
Caterpillar	1,900	173,736

Drugs (4.8%)		186,244
Johnson & Johnson	1,900	127,604
Merck & Co., Inc.	1,000	32,370
Pfizer, Inc.	1,000	26,270

Eating & Drinking Places (1.5%)		59,166
McDonald's Restaurants	1,900	59,166

Electric Svcs. (1.0%)		40,150
FPL Group, Inc.	1,000	40,150

Electronic Components & Accessories (1.1%)		44,137
Intel Corp.	1,900	44,137

Gas Production & Distribution (0.8%)		31,440
Peoples Energy Corp.	750	31,440

Life Insurance (2.7%)		105,279
American International Group	1,900	105,279

Lumber & Other Building Materials (3.0%)		115,473
Home Depot, Inc.	1,900	72,656
Lowe's Co.	750	42,817

Lumber & Wood Products (0.9%)		35,700
Plum Creek Timber Co.	1,000	35,700

Medical Service & Health Insurance (6.7%)		260,460
Berkshire Hathaway, Inc. DE	3	260,460

Misc. Converted Paper Products (6.4%)		248,501
3M Co.	2,900	248,501

Motor Vehicles & Equipment (1.5%)		55,841
General Motors Corp.	1,900	55,841

Motor Vehicles, Parts, & Supplies (1.1%)		43,490
Genuine Parts Co	1,000	43,490

Nonclassifiable Establishments (1.8%)		68,514
General Electric Co.	1,900	68,514

Nonferrous Rolling & Drawing (1.5%)		57,741
Alcoa, Inc.	1,900	57,741

Personal Credit Institutions (2.5%)		97,603
American Express Co.	1,900	97,603

Petroleum Refining (2.9%)		113,240
Exxon Mobil Corp.	1,900	113,240

Plastics Materials & Synthetics (2.5%)		97,356
E. I. Dupont de Nemours & Co.	1,900	97,356

Radio & Television Broadcasting (1.4%)		54,587
Walt Disney Co.	1,900	54,587

Research & Testing Svcs. (0.0%)		36
Atmospheric Glow Technologies	125	36

Savings Institutions (0.5%)		19,750
Washington Mutual	500	19,750

Soap, Cleaners, & Toilet Goods (5.2%)		201,400
Proctor & Gamble Co.	3,800	201,400

Telephone Communications, Except Radio (2.9%)		112,461
SBC Communications, Inc.	1,900	45,011
Verizon Communications, Inc.	1,900	67,450

Variety Stores (2.5%)		95,209
Wal-Mart Stores	1,900	95,209

PREFERRED STOCKS
Preferred Stocks (3.4%)		130,025
Royal Bank Of Scotland PFD E	2,500	66,550
Royal Bank Of Scotland PFD H	2,500	63,475

GOVERNMENTS
Governments--Fixed (7.8%)		303,703
U.S. Treasury Notes, 4.625%, due 05/15/06	300,000	303,703

TOTAL EQUITIES (88.8%)		3,443,125
TOTAL PREFERRED STOCKS (3.4%)		130,025
TOTAL GOVERNMENTS (7.8%)		303,703
TOTAL INVESTMENTS (100.0%)		$3,876,853

C/GROWTH STOCK FUND SCHEDULE OF INVESTMENTS March 31, 2005 (Unaudited
	Shares	Value
EQUITIES
Accounting, Auditing, & Bookkeeping (1.6%)		$21,349
Resources Connection	1,020	21,349

Auto & Home Supply Stores (2.2%)		28,480
O'Reilly Automotive, Inc.	575	28,480

Beverages (2.2%)		29,326
Pepsi Bottling Group	1,053	29,326

Blast Furnace & Basic Steel Products (1.9%)		24,382
Maverick Tube	750	24,382

Computer & Data Processing Svcs. (4.3%)		55,986
Fiserv, Inc.	700	27,860
Verisign, Inc.	980	28,126

Drugs (4.0%)		52,835
Celgene Corp.	820	27,921
Forest Laboratories, Inc.	675	24,914

Drugs, Proprietaries, & Sundries (2.3%)		30,200
McKesson HBOC, Inc.	800	30,200

Eating & Drinking Places (4.1%)		54,595
Applebee's International	965	26,595
Starbucks Corp.	542	28,000

Educational Svcs. (2.1%)		27,813
Laureate Education	650	27,813

Electric Svcs. (2.2%)		28,256
The AES Corp.	1,725	28,256

Electronic Components & Accessories (1.9%)		24,804
Taiwan Semiconductor ADR	2,925	24,804

Family Clothing Stores (2.4%)		31,478
Pacific Sunwear	1,125	31,478

Fire, Marine, & Casualty Insurance (4.7%)		61,692
Progressive Corp. Ohio	348	31,932
W. R. Berkley Corp.	600	29,760

Health & Allied Svcs., NEC (2.5%)		33,173
Lincare Holdings, Inc.	750	33,173

Hospitals (2.6%)		33,514
Community Health Systems	960	33,514

Lumber & Other Building Materials (6.6%)		87,269
Home Depot, Inc.	725	27,724
Lowe's Co.	1,043	59,545

Medical Service & Health Insurance (5.1%)		66,766
UnitedHealth Group	700	66,766

Metal Cans & Shipping Containers (2.3%)		30,695
Ball Corp.	740	30,695

Misc. Amusement, Recreation Serv (4.5%)		59,883
Harrah's Entertainment, Inc.	527	34,034
MGM Mirage	365	25,849

Misc. Chemical Products (2.7%)		36,070
Smith International	575	36,070

Misc. Durable Goods (2.0%)		26,603
SPC Pool Corp.	835	26,603

Misc. Shopping Goods Stores (2.3%)		30,644
Staples, Inc.	975	30,644

Motor Vehicles & Equipment (4.3%)		56,631
Borg Warner	525	25,557
Oshkosh Truck Corp.	379	31,074

Offices & Clinics Of Medical Doctors (2.9%)		37,681
Coventry Health Care, Inc.	553	37,681

Operative Builders (10.5%)		137,791
D. R. Horton, Inc.	920	26,901
MDC Holdings	395	27,512
Pulte Homes, Inc.	385	28,347
Standard Pacific Corp.	380	27,432
The Ryland Group, Inc.	445	27,599

Petroleum Refining (2.1%)		27,751
Premcor, Inc.	465	27,751

Radio & Television Broadcasting (2.8%)		36,631
Walt Disney Co.	1,275	36,631

Radio, Television, & Computer Stores (2.3%)		29,706
Best Buy Co.	550	29,706

Railroads (2.3%)		29,640
Norfolk Southern Corp.	800	29,640

Security Brokers & Dealers (2.0%)		25,974
Bear Stearns Co.	260	25,974

Telephone Communications, Except Radio (2.4%)		31,262
Nextel Communications CL A	1,100	31,262

Trucking & Courier Svcs., Except Air (1.9%)		24,890
Landstar System, Inc.	760	24,890

TOTAL EQUITIES (100.0%)		1,313,770
TOTAL INVESTMENTS (100.0%)		$1,313,770

C/GOVERNMENT FUND SCHEDULE OF INVESTMENTS March 31, 2005 (Unaudited
	Par Value	Value
GOVERNMENTS
FHLB, 2.500%, due 03/15/06	300,000	$296,760
U. S. Treasury Notes, 1.500%, due 07/31/05	200,000	199,125
U. S. Treasury Notes, 4.625%, due 05/15/06	200,000	202,469
U. S. Treasury Notes, 3.500%, due 11/15/06	400,000	398,875
U. S. Treasury Notes, 2.625%, due 11/15/06	200,000	196,687
U. S. Treasury Notes, 3.000%, due 11/15/07	200,000	195,750

TOTAL GOVERNMENTS (100.0%)		1,489,666
TOTAL INVESTMENTS (100.0%)		$1,489,666

C/COMMUNITY ASSOCIATION RESERVE FUND SCHEDULE OF INVESTMENTS March 31, 2005 (Unaudited
	Par Value	Value
GOVERNMENTS
U. S. Treasury Notes, 1.500%, due 07/31/05	100,000	$99,562
U. S. Treasury Notes, 3.500%, due 11/15/06	100,000	99,719
U. S. Treasury Notes, 3.250%, due 08/15/07	100,000	98,703

TOTAL GOVERNMENTS (100.0%)		297,984
TOTAL INVESTMENTS (100.0%)		$297,984

Item 2. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the Evaluation Date), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	April 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	April 6, 2005

Note:
Roland G. Caldwell, Jr. is the sole applicable certifying officer for C/Funds Group, Inc.